Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment

Useful Lives
Buildings	20 years
Buildings improvements	5 to 10 years
Production machineries, facilities and equipment	2 to 10 years
Motor vehicles	2 to 4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

Schedule of estimated useful lives of intangible assets

Useful Lives
Software and Patents	2 to 10 years

Schedule of accrued warranty activity

	For the Year Ended December 31,
	2023	2024
Accrued warranty at beginning of the year	1,594,312	3,251,112
Warranty cost incurred	(127,901)	(289,592)
Provision for warranty	2,268,650	2,198,267
Adjustments to pre-existing warranty liabilities(1)	(483,949)	—
Accrued warranty at end of the year	3,251,112	5,159,787
Including: Accrued warranty, current	236,699	518,441
Accrued warranty, non-current	3,014,413	4,641,346
(1)The Group periodically revisits historic warranty cost incurred and updates estimates of costs of future claims using this information. In this regard, the Group reversed the pre-existing warranty liabilities of RMB483,949 and nil for the years ended December 31, 2023 and 2024, respectively.